Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Total lease cost	$ 10,431	$ 12,827
Right-of-use assets obtained in exchange for lease obligations	$ 7,000	35,600
Weighted average remaining lease term	6 years 3 months 29 days		6 years 6 months 21 days
Weighted average discount rate	3.93%		4.01%
Operating lease liabilities, current	$ 36,400		$ 36,800
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities		Other Liabilities
Operating lease liabilities, non-current	$ 138,354		$ 140,085
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	8,900	10,000
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 1,500	$ 2,800